Trade and other current receivables - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Current Receivables [Line Items]
Trade receivables	€ 4,023	€ 4,544
Other receivables	1,236	1,543
Reclaimable sales tax	581	753
Impairment provision	222	278	€ 286
Current trade receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	198	188
Other current receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	11	22
Non-current trade and other receivables
Trade and Other Current Receivables [Line Items]
Impairment provision	13	68
Discounts due to customers
Trade and Other Current Receivables [Line Items]
Trade receivables	2,528	2,436
Financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	256	317
Non-financial asset
Trade and Other Current Receivables [Line Items]
Other receivables	€ 979	€ 1,226